SCHEDULE OF FAVIR VALUE MEASUREMENTS (Details) - Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2022	Jun. 09, 2022
Measurement Input, Share Price [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability measurement input	8.23	9.47
Measurement Input, Exercise Price [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability measurement input	10.80	10.80
Measurement Input, Maturity [Member]
Defined Benefit Plan Disclosure [Line Items]
Time to Maturity (in years)	2 months 8 days	3 months
Measurement Input, Risk Free Interest Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability measurement input	1.70	1.30
Measurement Input, Price Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability measurement input	122.00	122.00